Putnam Investments
100 Federal Street
Boston, MA 02110
August 4, 2020

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Funds Trust (“the Trust”) on behalf of Putnam Short Term Investment Fund (“the Fund”) (Reg.
No. (333-515) (811-07813) Post-Effective Amendment No. 342 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 342 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on July 31, 2020.

Comments or questions concerning this certificate may be directed to Caitlin Robinson at 1-800-225-2465, ext. 10044.

Very truly yours,

Putnam Funds Trust

/s/ Jonathan S. Horwitz
By:
Jonathan S. Horwitz
Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc:	James E. Thomas, Esq.
Ropes & Gray LLP